Shareholder Report, Line Graph (Details) 199070_Shenkman Capital Short Duration High Income Fund_Class F_TSR Annual {Class F} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class F
Account Value [Line Items]
Line Graph and Table Measure Name											Class F
Accumulated Value	$ 13,945	$ 12,769	$ 11,795	$ 12,389	$ 11,856	$ 11,614	$ 11,094	$ 10,791	$ 10,388	$ 10,000	$ 14,769
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,661	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000	$ 11,998
ICE BofA 0-3 Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 0-3 Year US Treasury Total Return Index
Accumulated Value	11,525	10,833	10,505	10,874	10,868	10,554	10,165	10,113	10,074	10,000	$ 11,991
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index
Accumulated Value	$ 14,493	$ 13,265	$ 12,177	$ 12,625	$ 12,005	$ 11,990	$ 11,436	$ 11,049	$ 10,572	$ 10,000	$ 15,380